BUSINESS ACQUISITIONS (Details - Condensed consolidated balance sheet) - USD ($)	Oct. 01, 2021	Aug. 30, 2021
Wildlife Specialists L L C And Remote Intelligence L L C [Member]
Business Acquisition [Line Items]
Cash		$ 500,000
Common stock		978,000
Purchase price		$ 1,478,000
Terra Data Unmanned P L L C [Member]
Business Acquisition [Line Items]
Cash	$ 400,000
Common stock	200,000
Purchase price	$ 600,000